Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Property Plant and Equipment Estimated Useful Lives
The estimated useful lives are as follows:

•	Buildings and other outside improvements 10-20 years
•	Leasehold improvements 5-10 years
•	Office furniture 10 years
•	Laboratory equipment 3-10 years
•	Office equipment 5 years
•	IT equipment 3 years

Details of Property, Plant and Equipment
Details of property, plant and equipment

	Lands and Buildings	Technical equipment	Fixtures, fittings and other equipment	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2017	12,436	2,858	707	898	16,900

Additions to tangible assets	718	701	203	878	2,501
Disposal of tangible assets	(9,243)	(103)	2	(109)	(9,453)
Reclassification	14	47	18	(79)	—
Depreciation expense	(972)	(1,126)	(245)	(798)	(3,140)
Translation adjustments	206	127	68	18	418

Net book value as of December 31, 2017	3,159	2,505	753	809	7,226

Gross value at end of period	6,936	12,114	1,447	1,606	22,103
Accumulated depreciation and impairment at end of period	(3,777)	(9,609)	(693)	(798)	(14,877)

Net book value as of January 1, 2018	3,159	2,505	753	809	7,226

Additions to tangible assets	879	1,622	1,820	1,942	6,263
Disposal of tangible assets	—	(49)	(690)	(426)	(1,164)
Reclassification	39	216	793	(1,053)	(6)
Depreciation expense	(758)	(854)	(478)	—	(2,091)
Translation adjustments	(90)	(46)	(27)	(25)	(188)

Net book value as of December 31, 2018	3,229	3,393	2,172	1,247	10,041

Gross value at end of period	7,604	13,297	3,215	2,045	26,160
Accumulated depreciation and impairment at end of period	(4,375)	(9,903)	(1,043)	(798)	(16,119)

Net book value as of January 1, 2019 as restated*	3,229	2,084	2,172	1,247	8,732

Additions to tangible assets	318	374	329	16,563	17,584
Disposal of tangible assets	—	(10)	(1)	(419)	(430)
Reclassification	15	1,974	630	(2,624)	(5)
Depreciation expense	(192)	(1,247)	(684)	—	(2,123)
Translation adjustments	(40)	(15)	(11)	20	(46)

Net book value as of December 31, 2019	3,330	3,160	2,435	14,787	23,712

Gross value at end of period	7,833	13,962	4,149	15,585	41,529
Accumulated depreciation and impairment at end of period	(4,503)	(10,802)	(1,714)	(798)	(17,817)